Derivatives - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2021
Derivative [Line Items]
Derivative, Notional Amount	$ 41,327,000,000		$ 40,228,000,000
Invested Assets Suppoting Modco	775,000,000		843,000,000
Gain (loss) reclassification from ACOI, estimated net amount to be transferred	1,000,000
Reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges	0	$ 0	0	$ 0
Security Owned and Pledged as Collateral, Fair Value	2,000,000		48,000,000
Margin Deposit Assets	4,000,000		7,000,000
Derivative Asset, Collateral, Obligation to Return Cash, Offset	172,000,000		208,000,000
Securities Received as Collateral	30,000,000		65,000,000
Fair value securities
Derivative [Line Items]
Securities Received as Collateral	5,000,000				$ 0
Collateral Pledged
Derivative [Line Items]
Security Owned and Pledged as Collateral, Fair Value	270,000,000		526,000,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount	41,227,000,000		40,203,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount	$ 506,000,000		$ 1,300,000,000